Stockholders' equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Number of shares of common stock authorized	3,600,000,000	3,600,000,000	3,600,000,000
Number of shares of treasury stock	39,783,003	26,584,221	24,078,136
Percentage of cash dividends from retained earnings appropriated as a capital reserve or a legal reserve	10.00%	10.00%	10.00%
Percentage of ordinary shares used to obtain aggregated amount of capital reserve and legal reserve	25.00%	25.00%	25.00%
Minimum threshold percentage of additional paid in capital or proceeds from issuance of shares incorporated in common stock specified by The Companies Act of Japan	50.00%	50.00%	50.00%
Tranche One [Member]
Statements [Line Items]
Number of shares repurchased		806,300	7,400,600
Stock repurchase amount		¥ 9,100	¥ 88,281
Tranche Two [Member]
Statements [Line Items]
Number of shares repurchased	798,000	8,545,600
Stock repurchase amount	¥ 10,000	¥ 89,118
Tranche Three [Member]
Statements [Line Items]
Number of shares repurchased	14,869,300
Stock repurchase amount	¥ 192,532